Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating lease commitments
Rental expenses	$ 9,984,844	$ 10,078,033	$ 8,601,039
Future minimum lease payments under non-cancelable operating lease agreements
2017	8,839,443
2018	5,204,094
2019	2,384,704
2020	1,166,878
2021	565,736
Then thereafter	738,335
Total	$ 18,899,190
Minimum
Operating lease commitments
Operating lease term	1 month
Maximum
Operating lease commitments
Operating lease term	108 months